UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-9877

CALVERT SOCIAL INDEX SERIES, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Twelve months ended September 30, 2005

Item 1. Report to Stockholders.


Calvert
Investments that make a difference

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September 30, 2005
Annual Report
Calvert Social Index Fund

Calvert
Investments that make a difference

An Ameritas Acacia Company

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Table of Contents

President's Letter
1

Social Update
4

Portfolio Management Discussion
6

Shareholder Expense Example
10

Report of Independent Registered Public Accounting Firm
12

Statement of Net Assets
13

Statement of Operations
32

Statements of Changes in Net Assets
33

Notes to Financial Statements
35

Financial Highlights
40

Explanation of Financial Tables
44

Proxy Voting and Availability of Quarterly Portfolio Holdings
46

Director and Officer Information Table
48

=======================================================

Dear Shareholder:

The ongoing challenges to our markets and economy from steeply escalating energy prices, the ongoing war in Iraq and rising interest rates were exacerbated in the most recent quarter by the devastating effects of Katrina, Rita and Wilma. On a humanitarian level, Calvert joined the many corporations, and individual citizens, who responded quickly with financial assistance. Further, we crafted principles in support of a sustainable rebuilding philosophy in the Gulf region (see "Katrina Principles" on www.calvert.com.)

As investors, we worked to respond to these challenges and find opportunities to add value to the Funds we manage on your behalf. Despite the difficult environment, the economy and markets have shown strength over the past 12 months, with solid advances for small, mid-sized, and large US stocks.1 Overseas stocks showed even stronger returns, reflecting the growth potential of certain European and developing markets.2

This year we've pursued a number of important initiatives: adding to our family of funds; advancing our compliance and regulatory oversight; and expanding our public commitment in areas such as board diversity and the empowerment of women in business through our year-old Calvert Women's Principles. In addition, for the first time we underwrote a four-part series for public television, "The New Heroes," which highlights the work of leading social entrepreneurs--talented individuals who exemplify the "power of one" to drive positive social change in their communities. At Calvert, we remain committed to making a difference through our specialized investment management approach and our leadership on issues of importance to the communities we serve.

Additions to our Fund Family

Through market ups and downs, effective portfolio diversification3 has proven the most important factor in helping investors meet their long-term financial goals. That's why we at Calvert are committed to offering diverse investment products, and we encourage you to work with your financial advisor to develop an asset allocation strategy that's right for your situation.

Over the reporting period, we've added several new funds, in important asset class categories, to our family of funds. Calvert Small Cap Value Fund and Calvert Mid Cap Value Fund were introduced in October 2004. Channing Capital Management is sub-advisor for the funds, led by veteran value manager Eric McKissack, CFA, and his three-person investment team -- who together have more than 40 years of investment experience. Both funds pursue an intrinsic-value investment strategy that seeks temporarily out-of-favor companies with strong management teams and competitive products.

In April 2005 we launched Calvert Conservative and Moderate Allocation Funds, followed in June with Calvert Aggressive Allocation Fund. These "Funds of Funds" invest in up to 11 underlying Calvert funds, offering broad asset class diversification in one convenient investment. In developing the Funds, we teamed with Ibbotson Associates, an independent asset allocation consultant.

Our value and allocation funds feature Double Diligence,TM Calvert's two-tiered research process that evaluates companies for both financial strength and corporate responsibility.

Advancing Our Regulatory Oversight

As you may be aware, 2004 was a significant year for mutual fund industry reform, which continues in 2005. The SEC issued new regulations for mutual fund companies on many fronts, governing codes of ethics, compliance programs, and disclosure requirements.

To further strengthen our compliance operations, we've restructured our Compliance Department, adding several positions and promoting Karen Becker, a Calvert veteran of 19 years, to Chief Compliance Officer for Calvert Funds. Formerly Senior Vice President of Client Services, Karen has overall compliance responsibility for the Funds and will develop and administer Fund policies and procedures designed to prevent violation of federal securities laws.

Calvert Issues Sustainability Report

We decided to examine our own corporate practices and policies this past year, and subsequently published our first Sustainability Report using Global Reporting Initiative or GRI guidelines. The 50-page report details Calvert's economic, social, and environmental performance and is available at www.calvert.com.

A Long-Term, Disciplined Outlook

We believe our disciplined investment process--which includes an emphasis on diversified portfolios--can lead to lower risk and competitive long-term performance relative to our peers. Calvert encourages you to work with a financial professional, who can provide important insights into investment markets and personal financial planning, as well as the guidance to create and maintain a thoughtful investment strategy.

As Calvert enters its 30th anniversary year, I'd like to thank you for your continued confidence in our investment products, and we look forward to serving you in the year ahead.

Sincerely,

Barbara J. Krumsiek
President and CEO
Calvert Group, Ltd.
October 2005

1. For the 12 months ended September 30, 2005, larger-company stocks (S&P 500 Index) were up 12.25%; smaller-company stocks (Russell 2000(R) Index) advanced 17.95%; and mid-cap stocks (Russell Midcap(R) Index) gained 25.10%.

2. International stocks gained 22.95% in US dollars, as measured by the MSCI EAFETM Index.

3. Diversification does not protect an investor from market risks and does not assure a profit.

For more information on any Calvert fund, please contact your financial advisor or call Calvert at 800.368.2748 for a free prospectus. An investor should consider the investment objectives, risks, charges, and expenses of an investment carefully before investing. The prospectus contains this and other information. Read it carefully before you invest or send money.

Calvert mutual funds are underwritten and distributed by Calvert Distributors, Inc., member NASD, a subsidiary of Calvert Group, Ltd.

Social Update
from the Calvert Social Research Department

Shareholder Activism

Calvert continues to encourage our portfolio companies to become even better corporate citizens, particularly in the area of governance, through shareholder resolutions. During this reporting period, we filed 28 shareholder resolutions, 18 of which resulted in successful discussions with the companies.

Corporate Board Diversity

For Calvert, board diversity is a major area of focus. Women -- who account for nearly half the US workforce, college graduates, and talent pool -- occupy just 14% of Fortune 1000 company board seats, while African Americans hold just 3% of those seats and Hispanics only 1%. Most of our shareholder resolutions for the reporting period were focused on corporate board diversity (of 12 resolutions, seven were withdrawn because the companies agreed to add a diverse member and/or adopt our charter language), and these efforts continue. We also sent letters to roughly 120 companies urging adoption of new charter language for their board-nominations committees requiring consideration of diverse candidates.

In addition, we filed resolutions on executive compensation, non-discrimination in sexual orientation, climate change, disclosure and reporting, and contributions to political organizations and campaigns. (For more information about these initiatives, see Shareholder Advocacy at www.calvert.com/sri_648.html.)

Community Investments

Several Calvert Funds participate in our community investing program, administered through the Calvert Social Investment Foundation. The program allocates a very small portion (1-3%) of Fund assets, at below-market rates to investments that promote social justice. During this reporting period, the program made several investments, including one in the Kentucky-based Housing Assistance Council, which supports low-income borrowers who seek financing for a home.

ESIF Transparency Guidelines

Calvert became the first US-based asset management firm to sign on to the new Transparency Guidelines promulgated by the European Social Investment Forum. The guidelines were designed for use by retail SRI funds to provide more disclosure and increased accountability to investors.

Calvert Sustainability Report

As an organization that embraces and encourages other companies to embrace corporate transparency, Calvert has examined our own corporate practices and policies. You'll find our 50-page report detailing our economic, social, and environmental performance practices at www.calvert.com/pdf/gri_sustainability.pdf.)

Calvert Principles

Calvert has developed what are being called the "Katrina Principles" -- ways to consider investment in the hurricane-ravaged Gulf Coast that respect best practices in redevelopment. (See our special report, "Learning from Katrina," at www.calvert.com/katrina.html.)

We're also pleased that the Calvert Women's Principles -- our groundbreaking, one-year-old code of corporate conduct focusing on gender equality and women's empowerment -- were formally endorsed by both Starbucks and Dell. To learn more, see the special report Calvert Women's Principles at www.calvert.com.

Portfolio Management Discussion

Steve Falci
Chief Investment Officer, Equities
Calvert Asset Management Company

Performance

For the 12-month reporting period ended September 30, 2005, Calvert Social Index Fund Class A shares returned 9.31% at NAV and the Calvert Social Index 10.10%. The Fund, unlike the Index, must bear administrative costs. For the most part, this fact accounts for the Fund's margin of underperformance relative to the Index.

Investment Climate

Fluctuations in crude oil prices dictated the nature and direction of market returns during the Fund's fiscal year. We saw a strong rally in equity markets over the final months of 2004, driven by oil prices retreating from the $60 per barrel level and by the resolution of the US presidential election. Indeed, the gains attained during the first quarter of the Fund's fiscal year accounted for virtually all of the return for the reporting period.

With the recovery in crude oil prices, energy stocks roared ahead in early 2005 while other sectors lost ground. During a temporary dip in energy prices in the spring, other sectors, notably Health Care and Utilities, took the lead. The Fund's fiscal year closed with rising energy and energy-stock prices, which were accelerated by disrupted oil supplies resulting from Hurricanes Katrina and Rita. Despite the strong closing of energy stocks, other sectors that had rallied during the earlier slump in energy prices managed to hold onto their gains.

Portfolio Strategy

Calvert Social Index Fund is managed using a passive investment strategy, with the objective of matching, as closely as possible, the day-to-day performance of the Calvert Social Index. We do this by buying all, or virtually all, of the stocks in the Index and holding them in the same proportion as does the Index. Variation in the Fund's total return is a direct reflection of the variation in the total return of the Index.

Energy stocks produced the strongest returns in the markets through the reporting period, but because the Calvert Social Index has a very small exposure to energy stocks, we didn't realize much of a benefit from this run up. The energy-related stocks that the Fund held performed quite well, with holdings in the Other Energy sector returning almost 75% for the period. Two of the sectors with significant weightings in the Index and Fund performed well. Technology and Health Care stocks produced solid returns for Fund through the period, up 10.4% and 14.6% respectively. These two sectors represent the second- and third-largest sector weightings, respectively, in the Calvert Social Index and in the Fund.

The largest sector weighting in the Index is to Financial Services, and the return to that sector of Calvert Social Index was less than the Index's overall return, making it the most significant drag on overall Index and Fund performance. Rising interest rates hurt some of the Index's and the Fund's largest holdings in Financial Services, including JP Morgan Chase, Federal National Mortgage Association (Fannie Mae), and Federal Home Loan Mortgage (Freddie Mac).

Outlook

Crude oil and related energy prices remain high, creating headwinds for the rest of the market. In mid-spring 2005 we saw that other stocks could excel when energy stocks lagged. Going into the end of the reporting period, despite additional energy-related shocks to the economy and market, both markets and the economy seemed to have performed well. We are optimistic that when the pressures created by high energy prices abate, the rest of the market is poised to advance.

October 2005

As of September 30, 2005, the following companies represented the following percentages of Fund assets: JP Morgan Chase

1.70%, Federal National Mortgage Association (Fannie Mae) 0.62%, and Federal Home Loan Mortgage (Freddie Mac)

0.56%. All holdings are subject to change without notice.

Portfolio Statistics

September 30, 2005

Investment Performance
(total return at NAV)
	6 Months	12 Months
	ended	ended
	9/30/05	9/30/05
Class A	5.22%	9.31%
Class B	4.72%	8.29%
Class C	4.73%	8.19%
Class I	5.47%	9.76%

Calvert Social Index	5.60%	10.10%
Lipper Multi Cap
Core Funds Avg.	6.51%	14.64%

Ten Largest Stock Holdings

	% of Net Assets
Microsoft Corp.	3.5%
Johnson & Johnson	2.7%
Pfizer, Inc.	2.6%
Bank of America Corp.	2.4%
Intel Corp.	2.2%
Procter & Gamble Co.	2.1%
International Business
Machines Corp.	1.8%
JP Morgan Chase & Co.	1.7%
Cisco Systems, Inc.	1.7%
Amgen, Inc.	1.4%
Total	22.1%

Asset Allocation

Stocks	96%
Cash & Cash Equivalents	4%
	100%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

Source: Lipper Analytical Services, Inc.

Calvert Social Index Update

The Calvert Social Index is created as follows. First, we rank in descending order (based on market cap) the 1,000 largest companies in the US. Next, the Calvert Social Research Department (CSRD) conducts an audit of these companies in seven areas of broad concern, including environmental, social, governance, and workplace practices. Stocks that meet CSRD criteria constitute the Index.

In September, a full reconstitution of the Index is announced. At that time, some companies are added and others are removed. The addition of Nike to the Index is one example of how shareholder advocacy can work. Although the company has had a troublesome history, it recently has made significant strides in the areas of labor and human rights and governance. It's also improved in the area of disclosure and transparency, issuing Nike's 2004 Corporate Responsibility Report.

Portfolio Statistics
September 30, 2005
Average Annual Total Returns
(with max. load)
Class A Shares
One year	4.12%
Five Year	(5.70%)
Since inception	(5.69%)
(6/30/00)

Class B Shares
One year	3.29%
Five Year	(5.93%)
Since inception	(5.91%)
(6/30/00)

Class C Shares
One year	7.19%
Five Year	(5.72%)
Since inception	(5.74%)
(6/30/00)

Class I Shares
One year	9.76%
Five Year	(4.43%)
Since inception	(4.44%)
(6/30/00)

Economic Sectors	% of total investments
Auto & Transportation	1.8%
Consumer Discretionary	14.5%
Consumer Staples	5.0%
Financial Services	26.1%
Government Agency Obligations	3.5%
Government Obligations	0.2%
Health Care	14.8%
Materials & Processing	1.6%
Other	0.8%
Other Energy	1.6%
Producer Durables	4.6%
Technology	21.4%
Utilities	4.1%
Total	100%

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

Average annual total returns in the Portfolio Statistics above and the Performance Comparison line graph are with maximum load deducted -- they assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. However, the Lipper average does reflect the deduction of the category's average front-end sales charge. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Fund charges an annual low balance account fee of $15 to those shareholders whose regular account balance is less than $5,000 ($1,000 for IRA accounts). If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During Period*
	4/1/05	9/30/05	4/1/05 - 9/30/05
Class A
Actual	$1,000.00	$1,052.20	$3.86
Hypothetical	$1,000.00	$1,021.31	$3.80
(5% return per
year before expenses)
Class B
Actual	$1,000.00	$1,047.20	$8.98
Hypothetical	$1,000.00	$1,016.29	$8.85
(5% return per
year before expenses)
Class C
Actual	$1,000.00	$1,047.30	$8.98
Hypothetical	$1,000.00	$1,016.29	$8.85
(5% return per
year before expenses)
Class I
Actual	$1,000.00	$1,054.70	$1.93
Hypothetical	$1,000.00	$1,023.19	$1.90
(5% return per
year before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, 1.75%, 1.75%, and 0.375% for Class A, Class B, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/365.

Report of Independent Registered Public Accounting Firm

The Board of Directors of The Calvert Social Index Series, Inc. and Shareholders of Calvert Social Index Fund:

We have audited the accompanying statement of net assets of the Calvert Social Index Fund, the sole series of the Calvert Social Index Series, Inc., as of September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the four year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended September 30, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated November 16, 2001.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and broker. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Calvert Social Index Fund as of September 30, 2005 and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the four year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Philadelphia, PA
November 17, 2005

Statement of Net Assets
September 30, 2005

Equity Securities - 96.1%	Shares	Value
Advertising Agencies - 0.4%
Harte-Hanks, Inc.	376	$9,938
Lamar Advertising Co.*	700	31,752
Omnicom Group, Inc.	1,459	122,016
RH Donnelley Corp.*	300	18,978
Valassis Communications, Inc.*	437	17,034
		199,718

Air Transportation - 0.6%
Expeditors International Washington, Inc.	820	46,560
FedEx Corp.	2,267	197,524
JetBlue Airways Corp.*	800	14,080
Southwest Airlines Co.	5,704	84,704
		342,868

Auto Parts - After Market - 0.1%
Genuine Parts Co.	1,461	62,677

Auto Parts - Original Equipment - 0.1%
ArvinMeritor, Inc.	600	10,032
BorgWarner, Inc.	500	28,230
		38,262

Auto Trucks & Parts - 0.0%
Gentex Corp.	1,256	21,854

Banks - New York City - 2.0%
Bank of New York Co., Inc.	6,275	184,548
JPMorgan Chase & Co.	28,415	964,121
		1,148,669

Banks - Outside New York City - 10.4%
AmSouth Bancorp	2,838	71,688
Associated Banc-Corp.	995	30,327
BancorpSouth, Inc.	547	12,499
Bank of America Corp.	32,610	1,372,881
Bank of Hawaii Corp.	400	19,688
BB&T Corp.	4,443	173,499
Cathay General Bancorp	300	10,638
Chittenden Corp.	375	9,941
City National Corp.	400	28,036
Colonial Bancgroup, Inc.	1,200	26,880
Comerica, Inc.	1,356	79,868
Commerce Bancorp, Inc.	1,268	38,915
Commerce Bancshares, Inc.	554	28,520
Compass Bancshares, Inc.	966	44,272
Cullen/Frost Bankers, Inc.	460	22,696
Doral Financial Corp.	711	9,293

Equity Securities - Cont'd	Shares	Value
Banks - Outside New York City - Cont'd
East-West Bancorp, Inc.	400	$13,616
Fifth Third Bancorp	3,774	138,619
First Bancorp Puerto Rico	600	10,152
First Horizon National Corp.	968	35,187
First Midwest Bancorp, Inc.	407	15,157
FirstMerit Corp.	600	16,074
Fulton Financial Corp.	1,306	21,875
Greater Bay Bancorp	400	9,856
Hibernia Corp.	1,303	39,142
Hudson United Bancorp	408	17,271
Huntington Bancshares, Inc.	1,810	40,671
Investors Financial Services Corp.	580	19,082
KeyCorp Ltd.	3,284	105,909
M&T Bank Corp.	692	73,151
Marshall & Ilsley Corp.	1,592	69,268
Mellon Financial Corp.	3,411	109,050
Mercantile Bankshares Corp.	709	38,201
National City Corp.	4,495	150,313
North Fork Bancorp, Inc.	3,560	90,780
Northern Trust Corp.	1,523	76,988
Old National Bancorp	554	11,756
Pacific Capital Bancorp	366	12,184
Park National Corp.	105	11,368
PNC Financial Services Group, Inc.	2,381	138,146
Popular, Inc.	1,930	46,744
Regions Financial Corp.	3,691	114,864
Sky Financial Group, Inc.	830	23,331
South Financial Group, Inc.	615	16,507
State Street Corp.	2,742	134,139
SunTrust Banks, Inc.	2,960	205,572
SVB Financial Group*	250	12,160
Synovus Financial Corp.	2,091	57,962
TCF Financial Corp.	1,058	28,301
TD Banknorth, Inc.	650	19,591
Texas Regional Bancshares, Inc.	400	11,516
Trustmark Corp.	400	11,140
UCBH Holdings, Inc.	700	12,824
United Bankshares, Inc.	300	10,485
US Bancorp	15,076	423,334
Valley National Bancorp	928	21,251
Wachovia Corp.	12,826	610,389
Wells Fargo & Co.	13,654	799,715
Westamerica Bancorporation	258	13,326
Whitney Holding Corp.	550	14,872
Wilmington Trust Corp.	586	21,360
Zions Bancorp	708	50,417
		5,903,257

Biotechnology - Research & Production - 2.2%
Amgen, Inc.*	10,233	815,263
Biogen Idec, Inc.*	2,760	108,965
Genzyme Corp. - General Division*	2,080	149,011
Icos Corp.*	500	13,810

Equity Securities - Cont'd	Shares	Value
Biotechnology - Research & Production - Cont'd
Idexx Laboratories, Inc.*	300	$20,064
Invitrogen Corp.*	415	31,220
Millennium Pharmaceuticals, Inc.*	2,486	23,194
Millipore Corp.*	400	25,156
Neurocrine Biosciences, Inc.*	332	16,331
OSI Pharmaceuticals, Inc.*	353	10,322
Protein Design Labs, Inc.*	900	25,200
		1,238,536

Building - Air Conditioning - 0.0%
York International Corp.	370	20,746

Building Materials - 0.2%
Hughes Supply, Inc.	494	16,104
Masco Corp.	3,582	109,896
		126,000

Cable Television Services - 0.5%
Echostar Communications Corp.	1,714	50,683
Liberty Global, Inc.*	1,846	49,990
Liberty Media Corp.*	21,644	174,234
		274,907

Chemicals - 0.6%
Air Products & Chemicals, Inc.	1,698	93,628
Airgas, Inc.	500	14,815
Ecolab, Inc.	1,498	47,831
Lubrizol Corp.	500	21,665
Praxair, Inc.	2,620	125,577
Sigma-Aldrich Corp.	455	29,147
		332,663

Commercial Information Services - 0.0%
Arbitron, Inc.	200	7,968

Communications & Media - 1.3%
Discovery Holding Co.*	2,174	31,393
Telewest Global, Inc.*	2,000	45,900
Time Warner, Inc.	35,576	644,281
		721,574

Communications Technology - 4.3%
3Com Corp.*	3,205	13,076
ADC Telecommunications, Inc.*	936	21,397
Adtran, Inc.	521	16,411
Avaya, Inc.*	3,625	37,338
Avocent Corp.*	400	12,656
CIENA Corp.*	4,644	12,260
Cisco Systems, Inc.*	53,208	954,019
Harris Corp.	1,100	45,980
JDS Uniphase Corp.*	11,170	24,797
Juniper Networks, Inc.*	4,361	103,748
Motorola, Inc.	19,800	437,382

Equity Securities - Cont'd	Shares	Value
Communications Technology - Cont'd
NCR Corp.*	1,548	$49,397
Qualcomm, Inc.	13,314	595,802
Scientific-Atlanta, Inc.	1,192	44,712
Tellabs, Inc.*	3,376	35,516
TIBCO Software, Inc.*	1,600	13,376
		2,417,867

Computer - Services, Software & Systems - 5.6%
Acxiom Corp.	695	13,010
Adobe Systems, Inc.	3,928	117,251
Affiliated Computer Services, Inc.*	1,000	54,600
Akamai Technologies, Inc.*	1,100	17,545
Amdocs Ltd.*	1,524	42,261
Autodesk, Inc.	1,900	88,236
BEA Systems, Inc.*	3,142	28,215
BMC Software, Inc.*	1,778	37,516
Cadence Design Systems, Inc.*	2,200	35,552
Ceridian Corp.*	1,244	25,813
Check Point Software Technologies Ltd.*	1,433	34,851
Citrix Systems, Inc.*	1,322	33,235
Cognizant Technology Solutions Corp.*	1,100	51,249
Compuware Corp.*	2,827	26,856
F5 Networks Inc.*	300	13,041
Hyperion Solutions Corp.*	300	14,595
Intuit, Inc.*	1,339	60,001
Macromedia, Inc.*	600	24,402
Mercury Interactive Corp.*	665	26,334
Micros Systems, Inc.*	300	13,125
Microsoft Corp.	77,661	1,998,218
NAVTEQ Corp.*	700	34,965
Novell, Inc.*	2,993	22,298
Parametric Technology Corp.*	2,169	15,118
QLogic Corp.*	708	24,214
Red Hat, Inc.*	1,355	28,712
Reynolds & Reynolds Co.	517	14,171
Siebel Systems, Inc.	3,685	38,066
Sybase, Inc.*	751	17,588
Symantec Corp.*	9,587	217,241
		3,168,279

Computer Technology - 6.2%
Apple Computer, Inc.*	6,574	352,432
Dell, Inc.*	17,679	604,622
Electronic Data Systems Corp.	4,100	92,004
EMC Corp.*	19,543	252,886
Emulex Corp.*	661	13,359
Hewlett-Packard Co.	23,411	683,601
Imation Corp.	300	12,861
Ingram Micro, Inc.*	1,039	19,263
International Business Machines Corp.	13,041	1,046,149
Maxtor Corp.*	1,969	8,664
Network Appliance, Inc.*	2,940	69,796
Nvidia Corp.*	1,264	43,330

Equity Securities - Cont'd	Shares	Value
Computer Technology - Cont'd
SanDisk Corp.*	1,500	$72,375
Seagate Technology, Inc.*	3,100	49,135
Sun Microsystems, Inc.*	27,468	107,675
Synopsys, Inc.*	1,138	21,508
Unisys Corp.*	2,700	17,928
Western Digital Corp.*	1,700	21,981
Zebra Technologies Corp.*	600	23,454
		3,513,023

Consumer Electronics - 1.9%
CNET Networks, Inc.*	1,100	14,927
Earthlink, Inc.*	1,040	11,128
Electronic Arts, Inc.*	2,400	136,536
Garmin Ltd.	512	34,729
Google, Inc.*	1,400	443,044
Harman International Industries, Inc.	534	54,612
Yahoo!, Inc.*	10,470	354,305
		1,049,281

Consumer Products - 1.3%
Alberto-Culver Co.	693	31,012
American Greetings Corp.	500	13,700
Gillette Co.	7,338	427,072
Kimberly-Clark Corp.	3,906	232,524
Snap-On, Inc.	400	14,448
Toro Co.	300	11,028
Yankee Candle Co., Inc.	400	9,800
		739,584

Containers & Packaging - Metal & Glass - 0.0%
Aptargroup, Inc.	257	12,801

Containers & Packaging - Paper & Plastic - 0.1%
Bemis Co.	900	22,230
Sealed Air Corp.*	700	33,222
Sonoco Products Co.	800	21,848
		77,300

Cosmetics - 0.2%
Avon Products, Inc.	3,804	102,708
Estee Lauder Co.'s, Inc.	1,084	37,756
		140,464

Diversified Financial Services - 2.0%
American Express Co.	8,964	514,892
Bisys Group, Inc.*	1,000	13,430
CB Richard Ellis Group, Inc.*	400	19,680
Chicago Mercantile Exchange Holdings, Inc.	200	67,460
CIT Group, Inc.	1,729	78,116
Goldman Sachs Group, Inc.	3,306	401,943
Leucadia National Corp.	638	27,498
		1,123,019

Equity Securities - Cont'd	Shares	Value
Diversified Materials & Processing - 0.1%
American Standard Co.'s, Inc.	1,428	$66,473

Diversified Production - 0.4%
Danaher Corp.	2,026	109,060
Dover Corp.	1,598	65,182
Pentair, Inc.	800	29,200
		203,442

Drug & Grocery Store Chains - 1.2%
CVS Corp.	6,556	190,190
Supervalu, Inc.	1,086	33,796
Walgreen Co.	8,256	358,723
Whole Foods Market, Inc.	536	72,065
		654,774

Drugs & Pharmaceuticals - 7.7%
Allergan, Inc.	1,082	99,133
American Pharmaceutical Partners, Inc.*	300	13,698
AmerisourceBergen Corp.	852	65,860
Amylin Pharmaceuticals, Inc.*	800	27,832
Barr Pharmaceuticals, Inc.*	765	42,014
Bristol-Myers Squibb Co.	15,784	379,763
Cardinal Health, Inc.	3,461	219,566
Endo Pharmaceuticals Holdings, Inc.*	600	16,002
Forest Laboratories, Inc.*	2,850	111,064
Gilead Sciences, Inc.*	3,468	169,100
Hospira, Inc.*	1,300	53,261
IVAX Corp.*	1,817	47,896
Johnson & Johnson	24,067	1,522,960
Medicis Pharmaceutical Corp.	500	16,280
Medimmune, Inc.*	2,032	68,377
MGI Pharma, Inc.*	600	13,986
Nektar Therapeutics*	700	11,865
Pfizer, Inc.	60,110	1,500,947
		4,379,604

Education Services - 0.3%
Apollo Group, Inc.*	1,257	83,452
Corinthian Colleges, Inc.*	700	9,289
DeVry, Inc.*	500	9,525
Education Management Corp.*	600	19,344
Laureate Education, Inc.*	400	19,588
Strayer Education, Inc.	100	9,452
		150,650

Electrical - Household Appliances - 0.1%
Whirlpool Corp.	554	41,977

Electrical Equipment & Components - 0.0%
Molex, Inc.	500	13,340

Electronic Equipment & Components - 0.6%
Cooper Industries Ltd.	700	48,398

Equity Securities - Cont'd	Shares	Value
Electronic Equipment & Components - Cont'd
Emerson Electric Co.	3,400	$244,120
Hubbell, Inc., Class B	450	21,119
		313,637

Electronics - 0.2%
Amphenol Corp.	678	27,351
Avid Technology, Inc.*	300	12,420
Flir Systems, Inc.*	600	17,748
Sanmina-SCI Corp.*	4,185	17,954
Semtech Corp.*	606	9,981
		85,454

Electronics - Gauge & Meter - 0.1%
Mettler Toledo International, Inc.*	300	15,294
Tektronix, Inc.	700	17,661
		32,955

Electronics - Medical Systems - 1.1%
Advanced Medical Optics, Inc.*	500	18,975
Affymetrix, Inc.*	500	23,115
Intuitive Surgical, Inc.*	300	21,987
Medtronic, Inc.	9,790	524,940
Varian Medical Systems, Inc.*	1,102	43,540
		632,557

Electronics - Semiconductors / Components - 5.0%
Advanced Micro Devices, Inc.*	3,229	81,371
Agere Systems, Inc.*	1,500	15,615
Altera Corp.*	3,019	57,693
Analog Devices, Inc.	2,991	111,086
Arrow Electronics, Inc.*	934	29,290
Atmel Corp.*	3,614	7,445
Avnet, Inc.*	1,018	24,890
Broadcom Corp.*	2,201	103,249
Fairchild Semiconductor International, Inc.*	976	14,503
Flextronics International Ltd.*	4,600	59,110
Freescale Semiconductor, Inc.*	1,100	25,751
Integrated Device Technology, Inc.*	1,653	17,753
Intel Corp.	49,845	1,228,679
Intersil Corp.	1,200	26,136
Jabil Circuit, Inc.*	1,418	43,845
Linear Technology Corp.	2,501	94,013
LSI Logic Corp.*	3,100	30,535
Marvell Technology Group Ltd.*	1,814	83,644
Microchip Technology, Inc.	1,700	51,204
Micron Technology, Inc.*	4,973	66,141
National Semiconductor Corp.	2,800	73,640
PMC - Sierra, Inc.*	1,426	12,563
Skyworks Solutions, Inc.*	1,300	9,126
Texas Instruments, Inc.	13,720	465,108
Xilinx, Inc.	2,760	76,866
		2,809,256

Equity Securities - Cont'd	Shares	Value
Electronics - Technology - 0.1%
Solectron Corp.*	7,898	$30,881
Trimble Navigation Ltd.*	400	13,476
		44,357

Entertainment - 0.1%
Gaylord Entertainment Co.*	300	14,295
Pixar, Inc.*	428	19,050
		33,345

Finance - Small Loan - 0.4%
AmeriCredit Corp.*	1,220	29,121
SLM Corp.	3,430	183,985
		213,106

Finance Companies - 0.3%
Capital One Financial Corp.	2,022	160,789

Financial Data Processing Services - 1.3%
Automatic Data Processing, Inc.	4,688	201,772
Checkfree Corp.*	490	18,532
Deluxe Corp.	399	16,024
DST Systems, Inc.*	525	28,786
Fair Isaac Corp.	550	24,640
First Data Corp.	6,351	254,040
Fiserv, Inc.*	1,623	74,447
Global Payments, Inc.	300	23,316
Jack Henry & Associates, Inc.	622	12,067
Paychex, Inc.	2,688	99,671
		753,295

Financial Information Services - 0.3%
D & B Corp.*	602	39,654
Dow Jones & Co., Inc.	401	15,314
Moody's Corp.	2,060	105,225
		160,193

Financial Miscellaneous - 2.3%
AMBAC Financial Group, Inc.	900	64,854
Brown & Brown, Inc.	500	24,845
CapitalSource, Inc.*	500	10,900
Fannie Mae	7,805	349,820
Fidelity National Financial, Inc.	1,219	54,270
First American Corp.	659	30,097
Freddie Mac	5,574	314,708
MBIA, Inc.	1,053	63,833
MBNA Corp.	9,123	224,791
MGIC Investment Corp.	732	46,994
MoneyGram International Inc.	700	15,197
Nationwide Financial Services, Inc.	500	20,025
Providian Financial Corp.*	2,364	41,796
Radian Group, Inc.	710	37,701
		1,299,831

Equity Securities - Cont'd	Shares	Value
Foods - 1.3%
Del Monte Foods Co.*	1,600	$17,168
General Mills, Inc.	2,871	138,382
H.J. Heinz Co.	2,838	103,701
Hershey Foods Corp.	1,414	79,622
JM Smucker Co.	500	24,270
Kellogg Co.	1,900	87,647
McCormick & Co., Inc.	900	29,367
NBTY, Inc.*	500	11,750
Performance Food Group Co.*	300	9,468
Sysco Corp.	5,150	161,555
William Wrigley Jr. Co.	1,119	80,434
		743,364

Forest Products - 0.2%
Weyerhaeuser Co.	1,900	130,625

Healthcare Facilities - 0.5%
DaVita, Inc.*	800	36,856
Health Management Associates, Inc.	1,878	44,077
Laboratory Corp. of America Holdings, Inc.*	1,116	54,360
LifePoint Hospitals, Inc.*	457	19,985
Pharmaceutical Product Development, Inc.*	402	23,119
Quest Diagnostics, Inc.	1,266	63,984
Renal Care Group, Inc.*	550	26,026
		268,407

Healthcare Management Services - 0.6%
AMERIGROUP Corp.*	400	7,648
Caremark Rx, Inc.*	3,650	182,244
Cerner Corp.*	200	17,386
Health Net, Inc.*	941	44,528
IMS Health, Inc.	1,899	47,798
Sierra Health Services, Inc.*	200	13,774
Universal Health Services, Inc., Class B	460	21,910
WebMD Corp.*	2,794	30,958
		366,246

Healthcare Services - 1.1%
Apria Healthcare Group, Inc.*	437	13,945
Express Scripts, Inc.*	1,022	63,568
Lincare Holdings, Inc.*	820	33,661
McKesson Corp.	2,274	107,901
Omnicare, Inc.	812	45,659
WellPoint, Inc.*	4,900	371,518
		636,252

Home Building - 0.6%
DR Horton, Inc.	2,210	80,046
KB Home	614	44,945
MDC Holdings, Inc.	284	22,405
Meritage Homes Corp.*	200	15,332
NVR, Inc.*	42	37,168
Pulte Homes, Inc.	1,752	75,196

Equity Securities - Cont'd	Shares	Value
Home Building - Cont'd
Ryland Group, Inc.	424	$29,010
Standard-Pacific Corp.	500	20,755
		324,857

Household Equipment & Products - 0.2%
Black & Decker Corp.	700	57,463
Stanley Works	700	32,676
		90,139

Identification Control & Filter Devices - 0.7%
Agilent Technologies, Inc.*	3,964	129,821
American Power Conversion Corp.	1,484	38,436
Donaldson Co., Inc.	600	18,318
Flowserve Corp.*	467	16,975
IDEX Corp.	400	17,020
Pall Corp.	1,042	28,655
Parker Hannifin Corp.	1,015	65,275
Roper Industries, Inc.	672	26,403
Waters Corp.*	977	40,643
		381,546

Insurance - Life - 0.9%
AmerUs Group Co.	300	17,211
Conseco, Inc.*	1,200	25,332
Jefferson-Pilot Corp.	1,084	55,468
Principal Financial Group	2,400	113,688
Prudential Financial, Inc.	4,200	283,752
		495,451

Insurance - Multi-Line - 2.3%
Aflac, Inc.	4,061	183,963
Allmerica Financial Corp.*	470	19,336
American National Insurance Co.	174	20,727
Arthur J. Gallagher & Co.	700	20,167
Axis Capital Holdings Ltd.	1,000	28,510
Cigna Corp.	1,062	125,167
Cincinnati Financial Corp.	1,274	53,368
Endurance Specialty Holdings Ltd.	400	13,644
Hartford Financial Services Group, Inc.	2,420	186,751
IPC Holdings Ltd.	318	10,383
Lincoln National Corp.	1,431	74,441
Markel Corp.*	64	21,152
Montpelier Re Holdings Ltd.	500	12,425
PartnerRe Ltd.	436	27,926
Protective Life Corp.	500	20,590
Safeco Corp.	1,065	56,850
St. Paul Travelers Co.'s, Inc.	5,397	242,163
StanCorp Financial Group, Inc.	200	16,840
Torchmark Corp.	900	47,547
Unitrin, Inc.	347	16,469
UnumProvident Corp.	2,358	48,339
WellChoice, Inc.*	300	22,770
Willis Group Holdings Ltd.	1,000	37,550
		1,307,078

Equity Securities - Cont'd	Shares	Value
Insurance - Property & Casualty - 1.3%
ACE Ltd.	2,300	$108,261
Chubb Corp.	1,573	140,862
Commerce Group, Inc.	200	11,604
Erie Indemnity Co.	222	11,711
Everest Re Group Ltd.	500	48,950
Fremont General Corp.	500	10,915
HCC Insurance Holdings, Inc.	816	23,280
Mercury General Corp.	258	15,477
Ohio Casualty Corp.	500	13,560
Philadelphia Consolidated Holding Co.*	200	16,980
PMI Group, Inc.	800	31,896
Progressive Corp.	1,430	149,821
RenaissanceRe Holdings Ltd.	525	22,958
Transatlantic Holdings, Inc.	181	10,317
White Mountains Insurance Group Ltd.	59	35,636
WR Berkley Corp.	925	36,519
XL Capital Ltd.	1,100	74,833
		763,580

Investment Management Companies - 0.3%
Affiliated Managers Group, Inc.*	310	22,450
Eaton Vance Corp.	1,100	27,302
Federated Investors, Inc., Class B	731	24,291
SEI Investments Co.	595	22,360
T. Rowe Price Group, Inc.	1,043	68,108
Waddell & Reed Financial, Inc.	700	13,552
		178,063

Leisure Time - 0.0%
SCP Pool Corp.	400	13,972

Machinery - Agricultural - 0.2%
AGCO Corp.*	700	12,740
Deere & Co.	2,038	124,726
		137,466

Machinery - Construction & Handling - 0.0%
Terex Corp.*	400	19,772

Machinery - Engines - 0.1%
Briggs & Stratton Corp.	394	13,628
Cummins, Inc.	300	26,397
		40,025

Machinery - Industrial / Specialty - 0.3%
Illinois Tool Works, Inc.	2,031	167,212
Kennametal, Inc.	300	14,712
		181,924

Machinery - Oil Well Equipment & Services - 0.4%
Cal Dive International, Inc.*	300	19,023
Cooper Cameron Corp.*	470	34,747
FMC Technologies, Inc.*	600	25,266

Equity Securities - Cont'd	Shares	Value
Machinery - Oil Well Equipment & Services - Cont'd
Grant Prideco, Inc.*	980	$39,837
Noble Corp.	1,100	75,306
Smith International, Inc.	1,740	57,959
		252,138

Machinery - Specialty - 0.0%
Graco, Inc.	550	18,854

Medical & Dental - Instruments & Supplies - 1.4%
Beckman Coulter, Inc.	500	26,990
Becton Dickinson & Co.	1,965	103,025
Biomet, Inc.	1,886	65,463
Cooper Co's, Inc.	400	30,644
Cytyc Corp.*	907	24,353
Dade Behring Holdings, Inc.	700	25,662
Dentsply International, Inc.	600	32,412
Edwards Lifesciences Corp.*	460	20,429
Gen-Probe, Inc.*	400	19,780
Henry Schein, Inc.*	674	28,726
Invacare Corp.	230	9,584
Kinetic Concepts Inc.*	400	22,720
Mentor Corp.	300	16,503
Patterson Co's, Inc.*	898	35,947
ResMed, Inc.*	320	25,488
Respironics, Inc.*	600	25,308
St. Jude Medical, Inc.*	2,900	135,720
Stryker Corp.	2,230	110,229
Techne Corp.*	300	17,094
		776,077

Medical Services - 0.2%
Coventry Health Care, Inc.*	818	70,364
VCA Antech, Inc.*	700	17,864
		88,228

Milling - Fruit & Grain Production - 0.0%
Corn Products International, Inc.	600	12,102

Miscellaneous Business & Consumer Discretionary - 0.1%
E.W. Scripps Co.	624	31,181

Miscellaneous Equipment - 0.1%
W.W. Grainger, Inc.	639	40,206

Multi-Sector Companies - 0.8%
3M Co.	5,666	415,658
Carlisle Co.'s, Inc.	250	15,892
Lancaster Colony Corp.	200	8,600
Teleflex, Inc.	252	17,766
		457,916

Equity Securities - Cont'd	Shares	Value
Office Furniture & Business Equipment - 0.5%
Diebold, Inc.	560	$19,298
Herman Miller, Inc.	536	16,241
HNI Corp.	383	23,064
Lexmark International, Inc.*	1,072	65,446
Pitney Bowes, Inc.	1,892	78,972
Xerox Corp.*	7,683	104,873
		307,894

Office Supplies - 0.1%
Avery Dennison Corp.	788	41,283

Oil - Crude Producers - 1.0%
Chesapeake Energy Corp.	2,545	97,346
Cimarex Energy Co.*	700	31,731
Denbury Resources, Inc.*	400	20,176
EOG Resources, Inc.	1,900	142,310
Pioneer Natural Resources Co.	1,184	65,025
Plains Exploration & Production Co.*	600	25,692
Quicksilver Resources, Inc.*	400	19,116
Range Resources Corp.	700	27,027
St Mary Land & Exploration Co.	500	18,300
Unit Corp.*	300	16,584
XTO Energy, Inc.	2,818	127,712
		591,019

Photography - 0.1%
Eastman Kodak Co.	2,300	55,959

Production Technology Equipment - 0.7%
Applied Materials, Inc.	13,513	229,180
KLA-Tencor Corp.	1,616	78,796
Lam Research Corp.*	1,100	33,517
Novellus Systems, Inc.*	1,130	28,340
Teradyne, Inc.*	1,572	25,938
Varian Semiconductor Equipment Associates, Inc.*	342	14,491
		410,262

Publishing - Miscellaneous - 0.4%
John Wiley & Sons, Inc.	350	14,609
McGraw-Hill Co.'s, Inc.	3,024	145,273
Meredith Corp.	332	16,563
RR Donnelley & Sons Co.	1,819	67,430
		243,875

Publishing - Newspapers - 0.2%
Belo Corp.	801	18,311
Lee Enterprises, Inc.	300	12,744
McClatchy Co.	200	13,046
Media General, Inc.	151	8,760
New York Times Co.	1,185	35,254
Washington Post Co., Class B	47	37,717
		125,832

Equity Securities - Cont'd	Shares	Value
Radio & Television Broadcasters - 0.3%
Entercom Communications Corp.*	260	$8,213
Sirius Satellite Radio, Inc.*	9,700	63,535
Univision Communications, Inc.*	2,070	54,917
XM Satellite Radio Holdings, Inc.*	1,800	64,638
		191,303

Real Estate - 0.1%
Forest City Enterprises, Inc.	500	19,050
St. Joe Co.	600	37,470
		56,520

Real Estate Investment Trust - 0.0%
La Quinta Corp.*	1,600	13,904

Recreational Vehicles & Boats - 0.2%
Harley-Davidson, Inc.	2,340	113,350

Rent & Lease Services - Commercial - 0.0%
United Rentals, Inc.*	500	9,855

Restaurants - 0.5%
Brinker International, Inc.*	741	27,832
CEC Entertainment, Inc.*	286	9,083
Cheesecake Factory, Inc.*	600	18,744
Darden Restaurants, Inc.	1,183	35,928
Outback Steakhouse, Inc.	550	20,130
Panera Bread Co.*	200	10,236
PF Chang's China Bistro, Inc.*	200	8,966
Ruby Tuesday, Inc.	500	10,880
Starbucks Corp.*	3,175	159,068
		300,867

Retail - 5.0%
Advance Auto Parts, Inc.*	881	34,058
Amazon.Com, Inc.*	2,365	107,135
Barnes & Noble, Inc.	449	16,927
Bed Bath & Beyond, Inc.*	2,477	99,526
Best Buy Co., Inc.	3,210	139,731
BJ's Wholesale Club, Inc.*	570	15,846
Borders Group, Inc.	600	13,302
Carmax, Inc.*	800	25,016
CDW Corp.	548	32,288
Chico's FAS, Inc.*	1,400	51,520
Costco Wholesale Corp.	3,682	158,657
Dollar General Corp.	2,369	43,447
Dollar Tree Stores, Inc.*	896	19,398
Family Dollar Stores, Inc.	1,315	26,129
Fastenal Co.	540	32,989
Gap, Inc.	5,205	90,723
Guitar Center, Inc.*	200	11,042
Home Depot, Inc.	17,299	659,784
Kohl's Corp.*	2,441	122,489
Lowe's Co.'s, Inc.	5,688	366,307

Equity Securities - Cont'd	Shares	Value
Retail - Cont'd
Nordstrom, Inc.	1,912	$65,620
Office Depot, Inc.*	2,516	74,725
O'Reilly Automotive, Inc.*	926	26,095
PETsMART, Inc.	1,200	26,136
RadioShack Corp.	1,100	27,280
Ross Stores, Inc.	1,200	28,440
Saks, Inc.*	1,026	18,981
Staples, Inc.	5,956	126,982
Target Corp.	6,509	338,012
Tractor Supply Co.*	300	13,695
Williams-Sonoma, Inc.*	774	29,683
		2,841,963

Savings & Loans - 1.3%
Astoria Financial Corp.	800	21,136
Commercial Federal Corp.	321	10,959
Downey Financial Corp.	184	11,206
First Niagara Financial Group, Inc.	1,000	14,440
Golden West Financial Corp.	2,504	148,713
Hudson City Bancorp, Inc.	4,866	57,905
Independence Community Bank Corp.	681	23,215
IndyMac Bancorp, Inc.	500	19,790
New York Community Bancorp, Inc.	1,980	32,472
Peoples Bank Bridgeport	500	14,490
Sovereign Bancorp, Inc.	3,042	67,046
Washington Federal, Inc.	733	16,536
Washington Mutual, Inc.	7,107	278,737
Webster Financial Corp.	416	18,703
		735,348

Scientific Equipment & Supplies - 0.1%
Applera Corp. - Applied Biosystems Group	1,633	37,951
Varian, Inc.*	300	10,296
		48,247

Securities Brokers & Services - 0.8%
A.G. Edwards, Inc.	600	26,286
Ameritrade Holding Corp.*	2,177	46,762
Charles Schwab Corp.	8,943	129,047
E*Trade Financial Corp.*	2,991	52,642
Franklin Resources, Inc.	1,144	96,050
Jefferies Group, Inc.	400	17,420
Legg Mason, Inc.	905	99,269
		467,476

Services - Commercial - 1.1%
Brink's Co.	500	20,530
Convergys Corp.*	1,095	15,735
Corporate Executive Board Co.	352	27,449
eBay, Inc.*	8,016	330,259
Getty Images, Inc.*	371	31,921
Iron Mountain, Inc.*	843	30,938
Manpower, Inc.	735	32,627

Equity Securities - Cont'd	Shares	Value
Services - Commercial - Cont'd
Monster Worldwide, Inc.*	900	$27,639
Regis Corp.	400	15,128
Robert Half International, Inc.	1,376	48,972
Sabre Holdings Corp.	1,083	21,963
Weight Watchers International, Inc.*	305	15,732
		618,893

Shipping - 0.1%
General Maritime Corp.	300	11,043
OMI Corp.	700	12,509
Overseas Shipholding Group, Inc.	200	11,666
		35,218

Shoes - 0.3%
Nike, Inc., Class B	1,500	122,520
Reebok International Ltd.	437	24,721
Timberland Co.*	468	15,809
		163,050

Soaps & Household Chemicals - 2.5%
Church & Dwight Co., Inc.	550	20,317
Colgate-Palmolive Co.	4,241	223,882
Procter & Gamble Co.	20,140	1,197,524
		1,441,723

Steel - 0.1%
Harsco Corp.	300	19,671
Worthington Industries	600	12,618
		32,289

Telecommunications Equipment - 0.3%
American Tower Corp.*	3,230	80,588
Andrew Corp.*	1,210	13,492
Crown Castle International Corp.*	1,802	44,383
Plantronics, Inc.	400	12,324
Polycom, Inc.*	800	12,936
		163,723

Textiles Apparel Manufacturers - 0.1%
Jones Apparel Group, Inc.	1,000	28,500
Tommy Hilfiger Corp.*	700	12,145
		40,645

Toys - 0.1%
Mattel, Inc.	3,300	55,044

Transportation Miscellaneous - 0.7%
CH Robinson Worldwide, Inc.	647	41,486
United Parcel Service, Inc., Class B	5,003	345,857
		387,343

Truckers - 0.0%
CNF, Inc.	450	23,625

Equity Securities - Cont'd	Shares	Value
Utilities - Cable, Television, & Radio - 0.6%
Cablevision Systems Corp.*	1,547	$47,446
Comcast Corp.*	10,143	298,001
		345,447

Utilities - Electrical - 0.2%
Duquesne Light Holdings, Inc.	600	10,326
Hawaiian Electric Industries, Inc.	600	16,728
NiSource, Inc.	2,200	53,350
OGE Energy Corp.	700	19,670
Puget Energy, Inc.	800	18,784
		118,858

Utilities - Gas Distribution - 0.7%
AGL Resources, Inc.	620	23,008
Atmos Energy Corp.	600	16,950
Energen Corp.	500	21,630
KeySpan Corp.	1,307	48,071
Kinder Morgan, Inc.	812	78,082
Nicor, Inc.	400	16,812
Oneok, Inc.	800	27,216
Peoples Energy Corp.	257	10,121
Piedmont Natural Gas Co., Inc.	582	14,649
Questar Corp.	656	57,807
Southern Union Co.*	800	20,616
Southwestern Energy Co.*	600	44,040
WGL Holdings, Inc.	400	12,852
		391,854

Utilities - Gas Pipelines - 0.1%
Equitable Resources, Inc.	978	38,201

Utilities - Miscellaneous - 0.1%
MDU Resources Group, Inc.	850	30,302

Utilities - Telecommunications - 2.5%
Alamosa Holdings, Inc.*	1,200	20,532
Alltel Corp.	2,932	190,903
BellSouth Corp.	14,774	388,556
CenturyTel, Inc.	984	34,420
Citizens Communications Co.	2,693	36,490
NII Holdings, Inc., Class B*	500	42,225
NTL, Inc.*	572	38,210
SBC Communications, Inc.	26,725	640,598
Telephone & Data Systems, Inc.	460	17,940
		1,409,874

Utilities - Water - 0.0%
Aqua America, Inc.	725	27,564

Equity Securities - Cont'd	Shares	Value
Wholesalers - 0.1%
Adesa, Inc.	700	$15,470
Tech Data Corp.*	460	16,887
United Stationers, Inc.*	300	14,358
		46,715

Total Equity Securities (Cost $50,347,796)		$54,411,146

U.S. Government Agencies	Principal
and Instrumentalities - 3.5%	Amount	Value
Federal Home Loan Bank Discount Notes, 10/3/05	$2,000,000	$1,999,650

Total U.S. Government Agencies and Instrumentalities
(Cost $1,999,650)		1,999,650

U.S. Treasury Obligations - 0.2%
United States Treasury Bills, 3.68%, 2/9/06 (l)	100,000	98,669

Total U.S. Treasury Obligations (Cost $98,669)		98,669

Total Investments (Cost $52,446,115) - 99.8%		56,509,465
Other assets and liabilities, net - 0.2%		137,027
Net Assets - 100%		$56,646,492

Net Assets Consist of:
Paid-in capital applicable to the following shares of common stock with 250,000,000 shares of $0.01 par value share authorized.
Class A: 3,905,464 shares outstanding		$42,130,131
Class B: 425,290 shares outstanding		4,352,912
Class C: 510,173 shares outstanding		5,412,297
Class I: 208,520 shares outstanding		8,211,525
Undistributed net investment income		255,727
Accumulated net realized gain (loss) on investments		(7,781,972)
Net unrealized appreciation (depreciation) on investments		4,065,872
Net Assets		$56,646,492

Net Asset Value Per Share
Class A (based on net assets of $44,107,647)		$11.29
Class B (based on net assets of $4,623,360)		$10.87
Class C (based on net assets of $5,541,595)		$10.86
Class I (based on net assets of $2,373,890)		$11.38

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)
Purchased:
S&P 500 Index^	6	12/05	$1,851,450	($489)
NASDAQ 100 Index^	3	12/05	484,200	3,011
Total Purchased				$2,522

* Non-income producing security.
(l) Collateral for futures contracts.
^ Futures collateralized by 100,000 units of U.S. Treasury Bills.

See notes to financial statements.

Statement of Operations
Year Ended September 30, 2005

Net Investment Income
Investment Income:
Dividend income (net of $167 dividend tax withheld)	$1,034,977
Interest income	30,439
Total investment income	1,065,416

Expenses:
Investment advisory fee	122,473
Transfer agency fees and expenses	124,238
Distribution Plan expenses:
Class A	107,752
Class B	43,906
Class C	53,444
Directors' fees and expenses	8,740
Administrative fees	120,477
Accounting fees	42,938
Custodian fees	102,984
Registration fees	43,049
Reports to shareholders	21,661
Professional fees	28,370
Miscellaneous	8,789
Total expenses	828,821
Reimbursement from Advisor:
Class A	(244,119)
Class B	(28,713)
Class C	(27,900)
Class I	(15,219)
Fees paid indirectly	(13,264)
Net expenses	499,606

Net Investment Income	565,810

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,489,127)
Futures	124,207
(1,364,920)

Change in unrealized appreciation or (depreciation) on:
Investments	5,457,260
Futures	8,348
5,465,608

Net Realized and Unrealized Gain
(Loss) on Investments	4,100,688

Increase (Decrease) in Net Assets
Resulting From Operations	$4,666,498

See notes to financial statements.

Statements of Changes in Net Assets
	Year Ended	Year Ended
	September 30,	September 30,
Increase (Decrease) in Net Assets	2005	2004
Operations:
Net investment income	$565,810	$227,560
Net realized gain (loss) on investments	(1,364,920)	(1,011,307)
Change in unrealized appreciation (depreciation)	5,465,608	4,342,165

Increase (Decrease) in Net Assets
Resulting From Operations	4,666,498	3,558,418

Distributions to shareholders from:
Net investment income:
Class A shares	(428,340)	(149,655)
Class B shares	(5,255)	(14,496)
Class C shares	(6,478)	(16,049)
Class I shares	(28,299)	(23,486)
Total distributions	(468,372)	(203,686)
Capital share transactions:
Shares sold:
Class A shares	10,162,398	15,761,126
Class B shares	989,441	1,780,598
Class C shares	1,665,230	2,832,132
Class I shares	1,010,899	134,100
Reinvestment of distributions:
Class A shares	386,484	143,595
Class B shares	4,086	11,296
Class C shares	4,353	10,768
Class I shares	28,299	23,486
Redemption fees
Class A shares	144	853
Class C shares	2	--
Shares redeemed:
Class A shares	(9,439,515)	(6,476,542)
Class B shares	(787,763)	(258,901)
Class C shares	(1,432,491)	(639,424)
Class I shares	(26,126)	(4,017,485)
Total capital share transactions	2,565,441	9,305,602

Total Increase (Decrease) in Net Assets	6,763,567	12,660,334

Net Assets
Beginning of year	49,882,925	37,222,591
End of year (including undistributed net investment income of $255,727 and $158,289, respectively)	$56,646,492	$49,882,925

	Year Ended	Year Ended
	September 30,	September 30,
Capital Share Activity	2005	2004
Shares sold:
Class A shares	929,125	1,497,705
Class B shares	93,664	174,546
Class C shares	156,695	276,771
Class I shares	92,178	12,784
Reinvestment of distributions:
Class A shares	34,172	13,559
Class B shares	372	1,099
Class C shares	397	1,049
Class I shares	2,489	2,189
Shares redeemed:
Class A shares	(862,552)	(617,731)
Class B shares	(73,755)	(25,416)
Class C shares	(134,287)	(63,226)
Class I shares	(2,360)	(366,144)
Total capital share activity	236,138	907,185

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: The Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2005 there were no securities fair valued under the direction of the Board of Directors.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares). The redemption fee is paid to the Fund, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. These credits are used to reduce the Fund's expenses. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .225% of the Fund's average daily net assets. Under the terms of the agreement, $10,488 was payable at year end. In addition, $4,833 was payable at year end for operating expenses paid by the Advisor during September 2005.

The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2006. The contractual expense cap is .75% for Class A, 1.75% for Class B, 1.75% for Class C and .375% for Class I. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor's obligation under the contractual limitation is reduced and the Advisor benefits from the expense offset arrangement.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .225% for Class A, Class B, and Class C shares and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $10,255 was payable at year end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Class I does not have Distribution Plan expenses. Under the terms of the agreement, $17,472 was payable at year end.

The Distributor received $32,104 as its portion of commissions charged on sales of the Fund's Class A shares for the year ended September 30, 2005.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $34,140 for the year ended September 30, 2005. Under the terms of the agreement, $2,500 was payable at year end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives an annual fee of $1,000.

Note C -- Investment Activity

During the year, cost of purchases and proceeds from sales of investments, other than short-term securities, were $8,860,341 and $7,363,525 respectively.

The cost of investments owned at September 30, 2005 for federal income tax purposes was $54,854,805. Net unrealized appreciation aggregated $1,654,660, of which $8,083,486 related to appreciated securities and $6,428,826 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $34,783, $1,114,446, $1,821,069 and $900,355 at September 30, 2005 may be utilized to offset future capital gains until expiration in September 2009, September 2010, September 2011 and September 2012, respectively.

The Fund intends to elect to defer post-October losses of $1,500,106 to fiscal year ended September 30, 2006. Such losses if unutilized will expire in 2014.

The tax character of dividends and distributions paid during the years ended September 30, 2005, and September 30, 2004, were as follows:
Distributions paid from:	2005	2004
Ordinary income	$468,372	$203,686
Total	$468,372	$203,686

As of September 30, 2005, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:
Undistributed income	$255,727
Capital loss carryforward	(3,870,653)
Unrealized appreciation (depreciation)	1,654,660
($1,960,266)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the statement of net assets are primarily due to wash sales, the deferral of post-October losses, and the tax treatment of Section 1256 contracts.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September 30, 2005. For the year ended September 30, 2005, borrowings by the Fund under the Agreement were as follows:

	Weighted		Month of
Average	Average	Maximum	Maximum
Daily	Interest	Amount	Amount
Balance	Rate	Borrowed	Borrowed
$2,500	3.94%	$775,747	July 2005

Tax Information (Unaudited)

For corporate shareholders, a total of 100% of the ordinary distributions paid during fiscal year ending September 30, 2005 qualify for the corporate dividends received deduction. Also, 100% of the ordinary distributions paid have been identified as qualified dividend income.

Financial Highlights
	Years Ended
	September 30,	September 30,
Class A Shares	2005 (z)	2004 (z)
Net asset value, beginning	$10.43	$9.55
Income from investment operations
Net investment income	.13	.06
Net realized and unrealized gain (loss)	.84	.87
Total from investment operations	.97	.93
Distributions from:
Net investment income	(.11)	(.05)
Total distributions	(.11)	(.05)
Total increase (decrease) in net asset value	0.86	0.88
Net asset value, ending	$11.29	$10.43

Total return*	9.31%	9.73%
Ratios to average net assets: A
Net investment income	1.21%	.64%
Total expenses	1.34%	1.48%
Expenses before offsets	.77%	.77%
Net expenses	.75%	.75%
Portfolio turnover	14%	14%
Net assets, ending (in thousands)	$44,108	$39,684

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2003	2002	2001
Net asset value, beginning	$7.50	$9.68	$14.78
Income from investment operations
Net investment income	.05	.03	.04
Net realized and unrealized gain (loss)	2.03	(2.17)	(5.10)
Total from investment operations	2.08	(2.14)	(5.06)
Distributions from:
Net investment income	(.03)	(.04)	(.04)
Total distributions	(.03)	(.04)	(.04)
Total increase (decrease) in net asset value	2.05	(2.18)	(5.10)
Net asset value, ending	$9.55	$7.50	$9.68

Total return*	27.88%	(22.27%)	(34.31%)
Ratios to average net assets: A
Net investment income	.63%	.36%	.33%
Total expenses	1.62%	1.65%	1.84%
Expenses before offsets	.77%	.77%	.85%
Net expenses	.75%	.75%	.75%
Portfolio turnover	7%	9%	13%
Net assets, ending (in thousands)	$27,802	$17,663	$18,614

Financial Highlights

	Years Ended
	September 30,	September 30,
Class B Shares	2005 (z)	2004 (z)
Net asset value, beginning	$10.05	$9.30
Income from investment operations
Net investment income (loss)	.02	(.03)
Net realized and unrealized gain (loss)	.81	.83
Total from investment operations	.83	.80
Distributions from:
Net investment income	(.01)	(.05)
Total distributions	(.01)	(.05)
Total increase (decrease) in net asset value	0.82	0.75
Net asset value, ending	$10.87	$10.05

Total return*	8.29%	8.57%
Ratios to average net assets: A
Net investment income (loss)	.21%	(.36%)
Total expenses	2.43%	2.61%
Expenses before offsets	1.77%	1.77%
Net expenses	1.75%	1.75%
Portfolio turnover	14%	14%
Net assets, ending (in thousands)	$4,623	$4,072

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2003	2002	2001
Net asset value, beginning	$7.38	$9.60	$14.77
Income from investment operations
Net investment income (loss)	.01	(.03)	(.07)
Net realized and unrealized gain (loss)	1.94	(2.18)	(5.09)
Total from investment operations	1.95	(2.21)	(5.16)
Distributions from:
Net investment income	(.03)	(.01)	(.01)
Total distributions	(.03)	(.01)	(.01)
Total increase (decrease) in net asset value	1.92	(2.22)	(5.17)
Net asset value, ending	$9.30	$7.38	$9.60

Total return*	26.55%	(23.05%)	(34.96%)
Ratios to average net assets: A
Net investment income (loss)	(.37%)	(.62%)	(.66%)
Total expenses	3.05%	3.44%	5.67%
Expenses before offsets	1.77%	1.77%	1.85%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	7%	9%	13%
Net assets, ending (in thousands)	$2,369	$1,164	$860

Financial Highlights

	Years Ended
	September 30,	September 30,
Class C Shares	2005 (z)	2004 (z)
Net asset value, beginning	$10.05	$9.29
Income from investment operations
Net investment income (loss)	.02	(.03)
Net realized and unrealized gain (loss)	.80	.84
Total from investment operations	.82	.81
Distributions from:
Net investment income	(.01)	(.05)
Total distributions	(.01)	(.05)
Total increase (decrease) in net asset value	0.81	0.76
Net asset value, ending	$10.86	$10.05

Total return*	8.19%	8.69%
Ratios to average net assets: A
Net investment income (loss)	.21%	(.36%)
Total expenses	2.30%	2.46%
Expenses before offsets	1.77%	1.77%
Net expenses	1.75%	1.75%
Portfolio turnover	14%	14%
Net assets, ending (in thousands)	$5,542	$4,896

		Years Ended
	September 30,	September 30,	September 30,
Class C Shares	2003	2002	2001
Net asset value, beginning	$7.37	$9.58	$14.76
Income from investment operations
Net investment income (loss)	.01	(.04)	(.07)
Net realized and unrealized gain (loss)	1.94	(2.16)	(5.09)
Total from investment operations	1.95	(2.20)	(5.16)
Distributions from:
Net investment income	(.03)	(.01)	(.02)
Total distributions	(.03)	(.01)	(.02)
Total increase (decrease) in net asset value	1.92	(2.21)	(5.18)
Net asset value, ending	$9.29	$7.37	$9.58

Total return*	26.59%	(23.00%)	(35.01%)
Ratios to average net assets: A
Net investment income (loss)	(.36%)	(.63%)	(.67%)
Total expenses	2.88%	2.93%	4.32%
Expenses before offsets	1.77%	1.77%	1.85%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	7%	9%	13%
Net assets, ending (in thousands)	$2,534	$1,391	$1,318

Financial Highlights

	Years Ended
	September 30,	September 30,
Class I Shares	2005 (z)	2004 (z)
Net asset value, beginning	$10.59	$9.67
Income from investment operations
Net investment income	.16	.10
Net realized and unrealized gain (loss)	.87	.87
Total from investment operations	1.03	.97
Distributions from:
Net investment income	(.24)	(.05)
Total distributions	(.24)	(.05)
Total increase (decrease) in net asset value	0.79	0.92
Net asset value, ending	$11.38	$10.59

Total return*	9.76%	10.03%
Ratios to average net assets: A
Net investment income	1.50%	1.02%
Total expenses	1.35%	1.06%
Expenses before offsets	.40%	.39%
Net expenses	.38%	.38%
Portfolio turnover	14%	14%
Net assets, ending (in thousands)	$2,374	$1,231

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2003	2002	2001
Net asset value, beginning	$7.56	$9.73	$14.81
Income from investment operations
Net investment income	.09	.06	.08
Net realized and unrealized gain (loss)	2.06	(2.18)	(5.12)
Total from investment operations	2.15	(2.12)	(5.04)
Distributions from:
Net investment income	(.04)	(.05)	(.04)
Total distributions	(.04)	(.05)	(.04)
Total increase (decrease) in net asset value	2.11	(2.17)	(5.08)
Net asset value, ending	$9.67	$7.56	$9.73

Total return*	28.46%	(21.99%)	(34.08%)
Ratios to average net assets: A
Net investment income	1.01%	.73%	.72%
Total expenses	1.19%	1.20%	1.18%
Expenses before offsets	.39%	.39%	.48%
Net expenses	.38%	.38%	.38%
Portfolio turnover	7%	9%	13%
Net assets, ending (in thousands)	$4,518	$3,622	$4,249

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(z) Per share figures are calculated using the Average Shares Method.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC;  information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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(Not Applicable to Officers)
	Position	Position		# of Calvert
Name &	with	Start	Principal Occupation	Portfolios	Other
Date of Birth	Fund	Date	During Last 5 Years	Overseen	Directorships
INDEPENDENT DIRECTORS
REBECCA ADAMSON AGE: 56	Director	2000	President of the national non-profit, First Nations Financial Project. Founded by her in 1980, First Nations is the only American Indian alternative development institute in the country.	12	Tom's of Maine Calvert Foundation
RICHARD L. BAIRD, JR. AGE: 57	Director	2000	President and CEO of Adagio Health Inc. (formerly Family Health Council, Inc.). in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services.	21
FREDERICK A. DAVIE, JR. AGE: 49	Director	2001	Vice President of Public/Private Ventures since June, 2001. He was formerly Program Officer for the Ford Foundation and prior to that he served as Deputy Borough President for the Borough of Manhattan.	9	Auburn Seminary FoodChange Faith Center for Community Development
JOHN GUFFEY, JR. AGE: 57	Director	2000	Treasurer and Director of Silby, Guffey and Co., Inc. a venture capital firm (inactive as of 2003). President, Aurora Press, Inc., 2002.	23	Ariel Funds (3) Calvert Foundation Calvert Ventures, LLC
JOY V. JONES AGE: 55	Director	2000	Attorney and entertainment manager in New York City.	12	Chair, Advisory Board of Lienhard School of Nursing, Pace University Director, The Twenty-First Century Foundation
TERRENCE J. MOLLNER, Ed.D. AGE: 60	Director	2000	Founder, Chairperson, and President of Trusteeship Institute, Inc., a diverse foundation known principally for its consultation to corporations converting to cooperative employee-ownership and the development of socially and spiritually responsible investment vehicles.	11	Hampshire County United Way Cyberlore Studies, Inc. Calvert Foundation Ben & Jerry's Homemade, Inc.
SYDNEY AMARA MORRIS AGE: 56	Director	2000	She currently serves as Parish Minister to the Keweenaw Unitarian Universalist Fellowship in Houghton, MI. She previously served as Senior Minister of the Unitarian Church of Vancouver and as Minister of the Unitarian-Universalist Fellowship of Ames, IA. Rev. Morris is a graduate of Harvard Divinity School.	9
INTERESTED DIRECTORS
BARBARA J. KRUMSIEK AGE: 53	Director & Senior Vice President	2000	President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	40	Calvert Foundation
D. WAYNE SILBY, Esq. AGE: 57	Director, Chair & President	2000	Mr. Silby is Chairman of GroupServe Foundation, a software company focused on collaborative tools for non-profit groups. He was an officer and director of Silby, Guffey and Co., Inc., a venture capital firm. (inactive as of 2003)	26	Ameritas Acacia Mutual Holding Company Calvert Foundation Grameen Foundation USA GroupServe Foundation
OFFICERS
KAREN BECKER Age: 52	Chief Compliance Officer	2005	Senior Vice President of Calvert Group, Ltd. and Head of Calvert Client Services.
SUSAN WALKER BENDER, Esq. AGE: 46	Assistant Vice President & Assistant Secretary	2000	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
IVY WAFFORD DUKE, Esq. AGE: 37	Assistant Vice President & Assistant Secretary	2000	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
STEVEN A. FALCI AGE: 46	Vice President	2003	Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert in 2003, Mr. Falci was SVP and Senior Portfolio Manager at Principal Mellon Equity Associates.
TRACI L. GOLDT AGE:32	Assistant Secretary	2004	Executive Assistant to General Counsel, Calvert Group, Ltd. Prior to joining Calvert in 2001, Ms. Goldt was Senior Project Manager for Backwire.com, and Project Manager for marchFIRST.
DANIEL K. HAYES AGE: 55	Vice President	2000	Senior Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA AGE:40	Assistant Treasurer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.
LANCELOT A. KING, Esq. AGE: 35	Assistant Vice President & Assistant Secretary	2002

Assistant Vice President and Associate General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2003, Mr. King was an associate with Mintz, Levin, Cohn, Ferris, Glovsky & Popeo, and also with Kirkpatrick & Lockhart.

JANE B. MAXWELL Esq. AGE: 53	Assistant Secretary	2005	Assistant Secretary & Assistant General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2004, Ms. Maxwell was an associate with Sullivan & Worcester, LLP.
CATHERINE P. ROY AGE: 49	Vice President	2004

Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert in 2004, Ms. Roy was Senior Vice President of US Fixed Income for Baring Asset Management, and SVP and Senior Portfolio Manager of Scudder Insurance Asset Management.

WILLIAM M. TARTIKOFF, Esq. AGE: 58	Vice President & Secretary	2000	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
RONALD M. WOLFSHEIMER, CPA AGE: 53	Treasurer	2000	Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA AGE: 44	Fund Controller	2000	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

The address of Direcotrs and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except Mr. Silby's address is 1715 18th Street, N.W., Washington, DC 20009. Ms. Krumsiek is an interested person of the Fund since she is an officer and director of the Fund's advisor and its affiliates. Mr. Silby is an interested person of the Fund since he is a director of the parent company of the Fund's advisor.

Additional information about the Fund's Directors can be found in the Statement of Additional Information (SAI). You can get a free copy of the SAI by contacting your broker, or the Fund at 1-800-368-2745.

Calvert Social Index Fund

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

Web Site
http://www.calvert.com

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert's
Family of Funds

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Fund
California Limited-Term Municipal Fund

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund

Equity Funds
CSIF Enhanced Equity Portfolio
CSIF Equity Portfolio
Calvert Large Cap Growth Fund
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
Calvert Social Index Fund
Calvert Small Cap Value Fund
Calvert Mid Cap Value Fund

Balanced and Asset Allocation Funds
CSIF Balanced Portfolio
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund

printed on recycled paper using soy-based inks

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Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer and principal financial officer (also referred to as "principal accounting officer").

(b) No information need be disclosed under this paragraph.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Directors has determined that John G. Guffey, Jr., an "independent" Director serving on the registrant's audit committee, is an "audit committee financial expert," as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

Services fees paid to auditing firm:
	Fiscal Year ended 9/30/05		Fiscal Year ended 9/30/04
	$	%*	$	% *

(a) Audit Fees	$13,750		$12,650
(b) Audit-Related Fees	$0	0%	$0	0%
(c) Tax Fees (tax return preparation and filing for the registrant)	$2,640	0%	$2,310	0%
(d) All Other Fees	$0	0%	$0	0%

Total	$16,390	0%	$14,960	0%

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee's requirement to pre-approve)

(e) Audit Committee pre-approval policies and procedures:

The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant's investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment advisor in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

Fiscal Year ended 9/30/05		Fiscal Year ended 9/30/04
$	%*	$	% *

$21,000	0%*	$0	0%*

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee's requirement to pre-approve)

(h) The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c) (7)(ii) of Rule 2-01 of Reg. S-X is compatible with maintaining the principal accountant's independence and found that the provision of such services is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since last disclosure in response to this Item on registrant's Form N-CSR for the period ending March 31, 2005.

Item 11. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 Exhibits.

(a)(1) A copy of the Registrant's Code of Ethics.

Attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3) Not applicable.

(b) A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President -- Principal Executive Officer

Date: December 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President -- Principal Executive Officer

Date: December 2, 2005

/s/ D. Wayne Silby
D. Wayne Silby
President -- Principal Executive Officer

Date: December 5, 2005

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer

Date: December 1, 2005